CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 51,362	$ 229,835
Restricted cash	2,909	2,907
Accounts receivable, net	4,176	4,112
Inventories	16,187	9,918
Prepaid expenses	1,311	1,424
Due from related parties	9,128	11,106
Other current assets	8,218	7,528
Total current assets	93,291	266,830
Fixed assets, net	3,241,951	2,273,483
Advances for vessels under construction	524,286	904,421
Deferred charges, net	99,711	24,692
Other non-current assets	28,865	19,704
Total non-current assets	3,894,813	3,222,300
Total assets	3,988,104	3,489,130
CURRENT LIABILITIES
Accounts payable	15,144	14,748
Accrued liabilities	36,117	70,702
Current portion of long-term debt	41,959	21,619
Current portion of vendor financing	10,857
Unearned revenue	6,993	9,681
Other current liabilities	120,623	129,747
Total current liabilities	231,693	246,497
LONG-TERM LIABILITIES
Long-term debt, net of current portion	2,960,288	2,543,907
Vendor financing, net of current portion	54,288
Unearned revenue, net of current portion		1,716
Other long-term liabilities	299,300	304,598
Total long-term liabilities	3,313,876	2,850,221
Total liabilities	3,545,569	3,096,718
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2011 and 2010)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2011 and 2010. 109,563,799 and 108,611,555 issued as of December 31, 2011 and 2010, respectively. 109,563,799 and 108,610,921 shares outstanding as of December 31, 2011 and 2010, respectively)	1,096	1,086
Additional paid-in capital	545,884	489,672
Treasury stock		(3)
Accumulated other comprehensive loss	(456,105)	(436,566)
Retained earnings	351,660	338,223
Total stockholders' equity	442,535	392,412
Total liabilities and stockholders' equity	$ 3,988,104	$ 3,489,130